Commitments and contingencies	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Commitments and contingencies

26.          Commitments and contingencies

Bandwidth purchase commitments

The Group purchase bandwidth in the PRC under non-cancellable contract expiring on different dates. Payments under purchase of bandwidth are expensed on a straight-line basis over the duration of the respective periods.

As of December 31, 2025, future minimum payments under non-cancellable bandwidth contracts consist of the following:

(In thousands)	December 31, 2025
2026	39

26.          Commitments and contingencies (Continued)

Legal proceedings

The Group is involved in a number of cases pending in various courts and arbitrations. These cases are related to alleged infringement of intellectual property rights, labor disputes and other routine and incidental matters to its business, among others. Adverse results in these cases may include awards of damages and may also result in, or even compel, a change in the Group’s business practices, which could impact the Group’s future financial results. The Group has not recorded any material liabilities in this regard as of December 31, 2024 and 2025.